Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Freehold land	Buildings	Machinery and equipment	Computer and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2020
At January 1, 2020
Cost	2,889	32,527	27,992	1,314	42	10,136	74,900
Accumulated depreciation	—	(1,534)	(2,940)	(341)	(6)	—	(4,821)
Net carrying amount	2,889	30,993	25,052	973	36	10,136	70,079
At January 1, 2020, net of accumulated depreciation	2,889	30,993	25,052	973	36	10,136	70,079
Additions	—	—	—	560	—	49,497	50,057
Disposals	—	—	(165)	—	—	—	(165)
Depreciation provided during the year	—	(2,560)	(4,593)	(1,091)	(4)	—	(8,248)
Exchange realignment	—	375	775	12	2	204	1,368
Transfers from construction in progress	—	12,929	8,459	1,422	—	(22,810)	—
At December 31, 2020, net of accumulated depreciation	2,889	41,737	29,528	1,876	34	37,027	113,091
At December 31, 2020:
Cost	2,889	45,831	37,400	3,308	44	37,027	126,499
Accumulated depreciation	—	(4,094)	(7,872)	(1,432)	(10)	—	(13,408)
Net carrying amount	2,889	41,737	29,528	1,876	34	37,027	113,091
	Freehold land	Buildings	Machinery and equipment	Computer and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2019
At January 1, 2019
Cost	—	127	4,217	367	43	24,335	29,089
Accumulated depreciation	—	(30)	(830)	(73)	(1)	—	(934)
Net carrying amount	—	97	3,387	294	42	24,335	28,155
At January 1, 2019, net of accumulated depreciation	—	97	3,387	294	42	24,335	28,155
Additions	2,889	9,476	1,586	53	—	32,310	46,314
Disposals	—	—	(74)	—	—	—	(74)
Depreciation provided during the year	—	(1,505)	(2,219)	(273)	(4)	—	(4,001)
Exchange realignment	—	(77)	(70)	(4)	(2)	(162)	(315)
Transfers from construction in progress	—	23,002	22,442	903	0	(46,347)	—
At December 31, 2019, net of accumulated depreciation	2,889	30,993	25,052	973	36	10,136	70,079
At December 31, 2019:
Cost	2,889	32,527	27,992	1,314	42	10,136	74,900
Accumulated depreciation	—	(1,534)	(2,940)	(341)	(6)	—	(4,821)
Net carrying amount	2,889	30,993	25,052	973	36	10,136	70,079